Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held At End of Year) (Details) - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-0948415
Plan number	001
Current Value	$ 1,206,599,971
Investment, Identifier [Axis]: American Capital World
Schedule of Asset Held for Investment [Line Items]
Current Value	73,515,949
Investment, Identifier [Axis]: American Europacific Growth R6
Schedule of Asset Held for Investment [Line Items]
Current Value	40,758,694
Investment, Identifier [Axis]: BLF FedFund
Schedule of Asset Held for Investment [Line Items]
Current Value	591,795
Investment, Identifier [Axis]: Carillon Eagle Mid Cp. Grth. R6
Schedule of Asset Held for Investment [Line Items]
Current Value	16,316,711
Investment, Identifier [Axis]: FIAM Core Plus Commingled Cl. F
Schedule of Asset Held for Investment [Line Items]
Current Value	10,143,783
Investment, Identifier [Axis]: Fastenal Company Stock
Schedule of Asset Held for Investment [Line Items]
Current Value	316,565,240
Investment, Identifier [Axis]: Fidelity 500 Index Fund
Schedule of Asset Held for Investment [Line Items]
Current Value	176,782,428
Investment, Identifier [Axis]: Fidelity Mid Cap Index
Schedule of Asset Held for Investment [Line Items]
Current Value	20,077,295
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
Schedule of Asset Held for Investment [Line Items]
Current Value	17,771,230
Investment, Identifier [Axis]: Fidelity US Bond Index Fund
Schedule of Asset Held for Investment [Line Items]
Current Value	18,730,350
Investment, Identifier [Axis]: Invesco Stable Value Ret Cl. 1
Schedule of Asset Held for Investment [Line Items]
Current Value	22,812,882
Investment, Identifier [Axis]: John Hancock Disciplined Val. R6
Schedule of Asset Held for Investment [Line Items]
Current Value	56,716,585
Investment, Identifier [Axis]: Pending settlement fund
Schedule of Asset Held for Investment [Line Items]
Current Value	16,289
Investment, Identifier [Axis]: T Rowe Price Intl Discovery I
Schedule of Asset Held for Investment [Line Items]
Current Value	6,544,595
Investment, Identifier [Axis]: T Rowe Price Small Cap Stock I
Schedule of Asset Held for Investment [Line Items]
Current Value	13,872,174
Investment, Identifier [Axis]: Vanguard Federal Money Mkt. Inv.
Schedule of Asset Held for Investment [Line Items]
Current Value	16,765,483
Investment, Identifier [Axis]: Vanguard Target Retirement Inc
Schedule of Asset Held for Investment [Line Items]
Current Value	1,841,990
Investment, Identifier [Axis]: Vanguard Target Retiremt 2020
Schedule of Asset Held for Investment [Line Items]
Current Value	2,513,488
Investment, Identifier [Axis]: Vanguard Target Retiremt 2025
Schedule of Asset Held for Investment [Line Items]
Current Value	11,726,186
Investment, Identifier [Axis]: Vanguard Target Retiremt 2030
Schedule of Asset Held for Investment [Line Items]
Current Value	28,010,087
Investment, Identifier [Axis]: Vanguard Target Retiremt 2035
Schedule of Asset Held for Investment [Line Items]
Current Value	40,681,977
Investment, Identifier [Axis]: Vanguard Target Retiremt 2040
Schedule of Asset Held for Investment [Line Items]
Current Value	46,738,126
Investment, Identifier [Axis]: Vanguard Target Retiremt 2045
Schedule of Asset Held for Investment [Line Items]
Current Value	64,560,490
Investment, Identifier [Axis]: Vanguard Target Retiremt 2050
Schedule of Asset Held for Investment [Line Items]
Current Value	64,780,913
Investment, Identifier [Axis]: Vanguard Target Retiremt 2055
Schedule of Asset Held for Investment [Line Items]
Current Value	51,731,935
Investment, Identifier [Axis]: Vanguard Target Retiremt 2060
Schedule of Asset Held for Investment [Line Items]
Current Value	51,094,521
Investment, Identifier [Axis]: Vanguard Target Retiremt 2065
Schedule of Asset Held for Investment [Line Items]
Current Value	31,146,228
Investment, Identifier [Axis]: Vanguard Target Retiremt 2070
Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,792,547